Commitments and Contingencies (Details)					12 Months Ended
	May 18, 2026 USD ($)	May 18, 2026 AUD ($)	Oct. 06, 2025 $ / shares	Jun. 06, 2025 $ / shares shares	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2025 shares
Commitments and Contingencies [Line Items]
Reimbursement fee (in Dollars) | $	$ 12,000,000
Warrant exercisable (in Dollars per share) | $ / shares			$ 7
Warrant exercisable				3 years
Bank guarantees (in Euro) | €					€ 20,000
Skylong Assets Limited (Skylong) [Member]
Commitments and Contingencies [Line Items]
No of shares, Opening balance				1,000,000
Warrant issued				1,000,000
Warrant exercisable (in Dollars per share) | $ / shares				$ 11.5
European Lithium Ltd [Member]
Commitments and Contingencies [Line Items]
Net cash and liquid assets (in Dollars) | $		$ 330,000,000
Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
No of shares, Opening balance					104,790,304	80,994,098
Ordinary Shares [Member] | Skylong Assets Limited (Skylong) [Member]
Commitments and Contingencies [Line Items]
No of shares, Opening balance				1,000,000